Submission	Oct. 30, 2026
Submission [Line Items]
Central Index Key	0001589390
Registrant Name	Evanston Multi-Alpha Fund
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES